Stated capital	9 Months Ended
Sep. 30, 2024
Stated capital
Stated capital

17.Stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share Premium	issue costs
	000’s	$’000	$’000	$’000	$’000

At December 31, 2023	332,519	100,311	99,756	5,324,525	5,295,056
Shares issued on exercise of options	697	209	209	4,614	4,614
At September 30, 2024	333,216	100,520	99,965	5,329,139	5,299,670